                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                      NYLIAC VARIABLE UNIVERSAL LIFE 2000
                 NYLIAC SINGLE PREMIUM VARIABLE UNIVERSAL LIFE
                  NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                    NYLIAC VARIABLE UNIVERSAL LIFE PROVIDER
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN
              NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

                          Supplement dated May 1, 2006
                        to Prospectus dated May 1, 2006

     This supplement amends the May 1, 2006 Prospectus for the NYLIAC Variable Universal Life 2000, NYLIAC Single Premium Variable Universal life, NYLIAC Survivorship Variable Universal Life, NYLIAC Variable Universal Life Provider, and Flexible Premium Variable Universal Life Insurance Policies ("Policies"). You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2006 Prospectus for the Policies. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies.

     The purpose of this supplement is to correct the share class and fund expenses for the Royce Micro-Cap and Royce Small-Cap portfolios.

     Keeping this purpose in mind, please note the following changes.

          Effective May 1, 2006, throughout the Prospectus, all references to Royce Micro-Cap Portfolio are amended to be Royce Micro-Cap
     Portfolio--Investment Class.

          Effective May 1, 2006, throughout the prospectus, all references to Royce Small-Cap Portfolio are amended to be Royce Small-Cap
     Portfolio--Investment Class.

          Effective May 1, 2006, in the Prospectus, under the table entitled, FUND ANNUAL OPERATING EXPENSES, delete all references to Royce Micro-Cap Portfolio and Royce Small-Cap Portfolio and replace them with the following:

---------------------------------------------------------------------------------
                                                                      Total Fund
                                        Administration     Other        Annual
Fund                    Advisory Fee         Fee          Expenses    Expenses(1)
---------------------------------------------------------------------------------
Royce Micro-Cap
Portfolio--Investment
Class                      1.25%            0.00%          0.08%        1.33%
---------------------------------------------------------------------------------
Royce Small-Cap
Portfolio--Investment
Class                      1.00%            0.00%          0.11%        1.11%
---------------------------------------------------------------------------------

---------------

(1) The Fund or its agents provided the fees and charges, which are based on 2005 expenses and may reflect estimated charges. We have not verified the accuracy of the information provided by the agents.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

                      NYLIAC VARIABLE UNIVERSAL LIFE 2000
                 NYLIAC SINGLE PREMIUM VARIABLE UNIVERSAL LIFE
                  NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                    NYLIAC VARIABLE UNIVERSAL LIFE PROVIDER
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN
              NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

                          Supplement dated May 1, 2006
        to Statement of Additional Information ("SAI") dated May 1, 2006

     This supplement amends the May 1, 2006 SAI for the New York Life Insurance and Annuity Corporation's NYLIAC Variable Universal Life 2000, NYLIAC Single Premium Variable Universal Life, NYLIAC Survivorship Variable Universal Life, NYLIAC Variable Universal Life Provider, and Flexible Premium Variable Universal Life Insurance policies (the "Policies"). You should read this information carefully before you invest. This Supplement is not valid unless it is read in conjunction with the May 1, 2006 SAI for the Policies. The terms we use in this supplement have the same meanings as in the SAI for the Policies.

          Effective May 1, 2006, throughout the SAI, all references to Royce Micro-Cap Portfolio are amended to be Royce Micro-Cap Portfolio--Investment Class.

          Effective May 1, 2006, throughout the SAI, all references to Royce Small-Cap Portfolio are amended to be Royce Small-Cap Portfolio--Investment Class.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010